Submission	Mar. 09, 2026
Submission [Line Items]
Central Index Key	0001801170
Registrant Name	CLOVER HEALTH INVESTMENTS, CORP. /DE
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A